First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.5%
	Aerospace & Defense – 4.2%
5,848	General Dynamics Corp.	$1,185,682
4,279	L3Harris Technologies, Inc.	986,481
5,015	Lockheed Martin Corp.	1,666,585
3,997	Northrop Grumman Corp.	1,427,808
		5,266,556
	Air Freight & Logistics – 0.7%
7,187	Expeditors International of Washington, Inc.	885,870
	Beverages – 3.9%
50,574	Coca-Cola (The) Co.	2,850,856
12,566	PepsiCo, Inc.	2,030,666
		4,881,522
	Capital Markets – 3.6%
13,333	Intercontinental Exchange, Inc.	1,846,087
2,644	Moody’s Corp.	1,068,573
7,666	Nasdaq, Inc.	1,608,863
		4,523,523
	Chemicals – 1.6%
2,728	Linde PLC	870,777
3,483	Sherwin-Williams (The) Co.	1,102,753
		1,973,530
	Commercial Services & Supplies – 3.9%
16,885	Republic Services, Inc.	2,272,721
16,661	Waste Management, Inc.	2,669,592
		4,942,313
	Communications Equipment – 4.3%
52,753	Cisco Systems, Inc.	2,952,585
9,834	Motorola Solutions, Inc.	2,444,634
		5,397,219
	Diversified Financial Services – 1.7%
7,263	Berkshire Hathaway, Inc., Class B (a)	2,084,554
	Diversified Telecommunication Services – 3.6%
66,408	AT&T, Inc.	1,677,466
52,718	Verizon Communications, Inc.	2,793,527
		4,470,993
	Electric Utilities – 5.0%
27,528	American Electric Power Co., Inc.	2,331,897
16,555	Duke Energy Corp.	1,688,776
36,360	Southern (The) Co.	2,265,955
		6,286,628
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 1.9%
30,695	Amphenol Corp., Class A	$2,356,455
	Food & Staples Retailing – 1.3%
2,021	Costco Wholesale Corp.	993,402
4,726	Walmart, Inc.	706,159
		1,699,561
	Food Products – 4.5%
9,423	General Mills, Inc.	582,341
10,203	Hershey (The) Co.	1,789,096
12,388	Hormel Foods Corp.	524,260
45,182	Mondelez International, Inc., Class A	2,744,355
		5,640,052
	Health Care Equipment & Supplies – 3.2%
18,818	Baxter International, Inc.	1,485,869
5,262	Becton Dickinson and Co.	1,260,722
10,231	Medtronic PLC	1,226,288
		3,972,879
	Health Care Providers & Services – 1.3%
3,495	UnitedHealth Group, Inc.	1,609,343
	Health Care Technology – 1.4%
23,906	Cerner Corp.	1,775,977
	Hotels, Restaurants & Leisure – 4.8%
2,608	Domino’s Pizza, Inc.	1,275,234
12,696	McDonald’s Corp.	3,117,503
12,804	Yum! Brands, Inc.	1,599,731
		5,992,468
	Household Durables – 1.0%
9,079	Garmin Ltd.	1,303,744
	Household Products – 5.5%
6,817	Church & Dwight Co., Inc.	595,533
35,019	Colgate-Palmolive Co.	2,668,098
6,931	Kimberly-Clark Corp.	897,495
19,555	Procter & Gamble (The) Co.	2,796,169
		6,957,295
	Industrial Conglomerates – 0.7%
5,085	3M Co.	908,588
	Insurance – 6.1%
8,038	Allstate (The) Corp.	994,060
5,097	Aon PLC, Class A	1,630,632
9,923	Arthur J. Gallagher & Co.	1,663,790

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
14,923	Marsh & McLennan Cos., Inc.	$2,489,156
9,780	Progressive (The) Corp.	927,926
		7,705,564
	IT Services – 12.1%
7,665	Accenture PLC, Class A	2,750,125
11,560	Automatic Data Processing, Inc.	2,595,105
14,372	Broadridge Financial Solutions, Inc.	2,564,109
23,537	Paychex, Inc.	2,901,641
11,673	VeriSign, Inc. (a)	2,599,227
8,577	Visa, Inc., Class A	1,816,351
		15,226,558
	Leisure Products – 0.7%
8,916	Hasbro, Inc.	853,796
	Machinery – 3.2%
6,607	Dover Corp.	1,117,112
4,565	IDEX Corp.	1,016,032
8,383	Illinois Tool Works, Inc.	1,910,234
		4,043,378
	Multiline Retail – 0.6%
3,534	Dollar General Corp.	782,852
	Multi-Utilities – 6.1%
16,500	Ameren Corp.	1,390,785
26,225	CMS Energy Corp.	1,582,679
21,407	Consolidated Edison, Inc.	1,614,088
22,076	Dominion Energy, Inc.	1,676,230
12,854	DTE Energy Co.	1,457,001
		7,720,783
	Pharmaceuticals – 6.1%
25,197	Bristol-Myers Squibb Co.	1,471,505
17,852	Johnson & Johnson	2,907,733
21,098	Merck & Co., Inc.	1,857,679
32,746	Pfizer, Inc.	1,432,310
		7,669,227
	Specialty Retail – 2.0%
3,746	Home Depot (The), Inc.	1,392,538
1,874	O’Reilly Automotive, Inc. (a)	1,166,228
		2,558,766
	Tobacco – 0.5%
7,229	Philip Morris International, Inc.	683,430
	Total Common Stocks	120,173,424
	(Cost $105,173,650)
REAL ESTATE INVESTMENT TRUSTS – 4.3%
	Equity Real Estate Investment Trusts – 4.3%
6,618	Alexandria Real Estate Equities, Inc.	1,350,999
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
29,681	Duke Realty Corp.	$1,669,259
3,991	Public Storage	1,325,730
15,699	Realty Income Corp.	1,121,380
	Total Real Estate Investment Trusts	5,467,368
	(Cost $4,339,485)
	Total Investments – 99.8%	125,640,792
	(Cost $109,513,135) (b)
	Net Other Assets and Liabilities – 0.2%	263,303
	Net Assets – 100.0%	$125,904,095

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,730,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,602,443. The net unrealized appreciation was $16,127,657.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 120,173,424	$ 120,173,424	$ —	$ —
Real Estate Investment Trusts*	5,467,368	5,467,368	—	—
Total Investments	$ 125,640,792	$ 125,640,792	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Australia – 6.2%
10,968	ASX Ltd.	$684,971
283,014	AusNet Services Ltd.	525,856
15,567	Australia & New Zealand Banking Group Ltd.	329,527
81,823	Brambles Ltd.	617,976
23,175	Coles Group Ltd.	298,808
5,640	Commonwealth Bank of Australia	444,125
174,411	Medibank Pvt Ltd.	435,586
11,649	National Australia Bank Ltd.	251,585
9,878	Sonic Healthcare Ltd.	297,452
117,658	Telstra Corp., Ltd.	338,101
10,105	Wesfarmers Ltd.	435,185
13,423	Westpac Banking Corp.	259,202
13,284	Woolworths Group Ltd.	380,529
		5,298,903
	Belgium – 1.4%
8,033	Etablissements Franz Colruyt N.V.	394,104
6,959	Groupe Bruxelles Lambert S.A.	806,472
		1,200,576
	Bermuda – 1.7%
74,965	CK Infrastructure Holdings Ltd.	451,881
175,700	Hongkong Land Holdings Ltd.	968,107
		1,419,988
	Denmark – 1.2%
1,743	Carlsberg A.S., Class B	287,521
4,532	Novo Nordisk A.S., Class B	496,020
11,160	Tryg A.S.	264,562
		1,048,103
	France – 8.6%
4,650	Air Liquide S.A.	775,348
2,957	Arkema S.A.	404,042
28,108	Bureau Veritas S.A.	892,254
3,915	Danone S.A.	255,025
29,678	Engie S.A.	421,848
1,708	EssilorLuxottica S.A.	353,229
277	Hermes International	438,850
3,150	Legrand S.A.	343,165
1,387	L’Oreal S.A.	633,252
68,394	Orange S.A.	745,964
2,820	Pernod Ricard S.A.	647,746
1,725	Remy Cointreau S.A.	348,170
5,049	Sanofi	504,461
1,843	SEB S.A.	288,258
795	Teleperformance	331,858
		7,383,470
	Germany – 8.5%
2,745	Allianz SE	638,293
6,661	Beiersdorf AG	707,641
Shares	Description	Value

	Germany (Continued)
3,100	Deutsche Boerse AG	$514,605
35,438	Deutsche Telekom AG	658,657
52,891	E.ON SE	670,483
13,860	Evonik Industries AG	448,941
2,547	Hannover Rueck SE	465,204
7,926	Henkel AG & Co., KGaA	660,613
4,991	LEG Immobilien SE	742,259
1,958	Merck KGaA	462,196
3,147	Symrise AG	434,915
10,454	Uniper SE	461,761
6,896	Vonovia SE	418,199
		7,283,767
	Hong Kong – 7.8%
152,291	CLP Holdings, Ltd.	1,490,516
25,283	Hang Seng Bank Ltd.	480,931
68,698	Henderson Land Development Co., Ltd.	287,842
735,472	Hong Kong & China Gas Co., Ltd.	1,143,784
265,227	MTR Corp., Ltd.	1,445,360
242,736	Power Assets Holdings Ltd.	1,480,345
25,500	Sun Hung Kai Properties Ltd.	339,213
		6,667,991
	Ireland – 0.3%
2,040	Kerry Group PLC, Class A	273,792
	Israel – 0.9%
42,968	Bank Hapoalim BM	422,300
9,517	Mizrahi Tefahot Bank Ltd.	345,570
		767,870
	Italy – 2.5%
21,825	Assicurazioni Generali S.p.A.	475,580
165,230	Snam S.p.A.	935,355
95,596	Terna-Rete Elettrica Nazionale S.p.A.	711,899
		2,122,834
	Japan – 18.2%
11,800	Astellas Pharma, Inc.	198,470
33,200	Chubu Electric Power Co., Inc.	343,433
45,300	Daiwa Securities Group, Inc.	253,855
54,000	ENEOS Holdings, Inc.	217,753
3,200	FUJIFILM Holdings Corp.	247,100
12,900	Idemitsu Kosan Co., Ltd.	352,564
11,800	ITOCHU Corp.	335,649
5,600	Itochu Techno-Solutions Corp.	176,390
36,300	Japan Post Bank Co., Ltd.	283,138
25,800	Japan Post Holdings Co., Ltd.	198,070
41,400	Japan Tobacco, Inc.	812,017
27,300	Kansai Electric Power (The) Co., Inc.	251,023
4,900	Kao Corp.	276,481
11,100	KDDI Corp.	343,591

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
9,200	Kirin Holdings Co., Ltd.	$159,905
2,900	Kobayashi Pharmaceutical Co., Ltd.	231,796
3,600	Kyocera Corp.	210,204
6,000	Lawson, Inc.	290,064
29,000	McDonald’s Holdings Co., Japan Ltd.	1,295,109
11,400	Medipal Holdings Corp.	205,545
10,900	MEIJI Holdings Co., Ltd.	687,616
10,400	Mitsubishi Corp.	329,588
22,500	Mizuho Financial Group, Inc.	297,105
10,500	MS&AD Insurance Group Holdings, Inc.	339,574
6,300	NH Foods Ltd.	221,377
14,400	Nippon Telegraph & Telephone Corp.	402,783
18,400	Nisshin Seifun Group, Inc.	290,429
6,200	Nissin Foods Holdings Co., Ltd.	473,806
17,700	Osaka Gas Co., Ltd.	285,126
6,800	Otsuka Holdings Co., Ltd.	268,122
5,600	Secom Co., Ltd.	380,245
9,600	Sekisui House Ltd.	198,907
4,600	Shionogi & Co., Ltd.	298,944
36,900	Shizuoka Bank (The), Ltd.	296,883
75,000	Softbank Corp.	1,022,922
4,300	Sohgo Security Services Co., Ltd.	183,356
5,900	Sompo Holdings, Inc.	256,137
6,500	Sumitomo Mitsui Financial Group, Inc.	212,209
9,000	Suntory Beverage & Food Ltd.	348,629
4,700	Taisho Pharmaceutical Holdings Co., Ltd.	251,546
5,000	Takeda Pharmaceutical Co., Ltd.	140,513
34,500	Tohoku Electric Power Co., Inc.	223,694
12,800	Tokyo Gas Co., Ltd.	222,252
6,000	Toyo Suisan Kaisha Ltd.	258,478
13,000	Toyota Motor Corp.	228,862
1,800	Tsuruha Holdings, Inc.	221,891
4,900	Unicharm Corp.	197,419
9,500	USS Co., Ltd.	152,533
53,300	Yamada Holdings Co., Ltd.	203,426
		15,576,529
	Netherlands – 3.9%
3,667	Akzo Nobel N.V.	421,447
35,417	Davide Campari-Milano N.V.	502,768
21,490	Koninklijke Ahold Delhaize N.V.	698,818
2,511	Koninklijke DSM N.V.	548,758
12,451	Koninklijke Vopak N.V.	495,131
6,355	Wolters Kluwer N.V.	665,876
		3,332,798
	New Zealand – 0.6%
143,339	Spark New Zealand Ltd.	468,902
Shares	Description	Value

	Norway – 1.1%
48,485	Orkla ASA	$471,541
27,542	Telenor ASA	434,750
		906,291
	Singapore – 7.0%
16,300	DBS Group Holdings Ltd.	381,119
634,300	Genting Singapore Ltd.	366,892
104,000	Oversea-Chinese Banking Corp., Ltd.	910,048
108,400	Singapore Exchange Ltd.	778,133
317,300	Singapore Technologies Engineering Ltd.	901,193
322,400	Singapore Telecommunications Ltd.	597,701
58,600	United Overseas Bank Ltd.	1,162,440
90,900	UOL Group Ltd.	487,361
25,800	Venture Corp. Ltd.	359,880
		5,944,767
	Spain – 2.2%
21,957	Enagas S.A.	492,543
19,154	Endesa S.A.	441,623
36,140	Iberdrola S.A.	426,761
26,158	Red Electrica Corp. S.A.	544,598
		1,905,525
	Sweden – 4.0%
14,356	Essity AB, Class B	464,380
10,270	ICA Gruppen AB	530,959
6,158	Industrivarden AB, Class A	203,068
6,991	Industrivarden AB, Class C	227,037
18,425	Investor AB, Class B	424,582
6,820	L E Lundbergforetagen AB, Class B	392,777
24,579	Svenska Handelsbanken AB, Class A	281,451
26,330	Tele2 AB, Class B	371,435
131,574	Telia Co., AB	517,762
		3,413,451
	Switzerland – 12.2%
4,579	Baloise Holding AG	730,159
6,866	Banque Cantonale Vaudoise	552,670
729	Geberit AG	569,123
12,117	Nestle S.A.	1,598,925
13,894	Novartis AG	1,147,818
1,511	Roche Holding AG	584,283
1,163	Roche Holding AG	499,191
1,630	Schindler Holding AG	424,056
821	Swiss Life Holding AG	450,671
8,934	Swiss Prime Site AG	907,451
4,844	Swiss Re AG	468,952
2,555	Swisscom AG	1,390,795
2,478	Zurich Insurance Group AG	1,098,537
		10,422,631

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 8.1%
7,151	Admiral Group PLC	$280,873
3,072	AstraZeneca PLC	382,329
55,774	BAE Systems PLC	421,186
3,068	Croda International PLC	397,114
6,851	Diageo PLC	340,534
62,925	Direct Line Insurance Group PLC	251,803
33,978	GlaxoSmithKline PLC	701,508
78,452	National Grid PLC	1,004,297
33,476	Phoenix Group Holdings PLC	300,812
3,666	Reckitt Benckiser Group PLC	297,263
10,576	RELX PLC	327,686
44,775	Rentokil Initial PLC	360,553
12,782	Severn Trent PLC	478,953
140,623	Tesco PLC	519,421
10,205	Unilever PLC	546,352
21,030	United Utilities Group PLC	298,887
		6,909,571
	Total Common Stocks	82,347,759
	(Cost $78,010,662)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	Hong Kong – 0.6%
63,980	Link REIT	567,395
	Singapore – 1.8%
252,600	Ascendas Real Estate Investment Trust	578,816
250,000	Mapletree Commercial Trust	404,153
356,600	Mapletree Logistics Trust	534,173
		1,517,142
	United Kingdom – 0.6%
29,597	Segro PLC	523,527
	Total Real Estate Investment Trusts	2,608,064
	(Cost $2,436,718)
	Total Investments – 99.4%	84,955,823
	(Cost $80,447,380) (b)
	Net Other Assets and Liabilities – 0.6%	481,327
	Net Assets – 100.0%	$85,437,150

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,430,846 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,922,403. The net unrealized appreciation was $4,508,443.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 82,347,759	$ 82,347,759	$ —	$ —
Real Estate Investment Trusts*	2,608,064	2,608,064	—	—
Total Investments	$ 84,955,823	$ 84,955,823	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	27.7%
Japanese Yen	18.3
Swiss Franc	12.3
Hong Kong Dollar	9.0
Singapore Dollar	8.8
British Pound Sterling	8.8
Australian Dollar	6.2
Swedish Krona	4.0
Danish Krone	1.2
United States Dollar	1.1
Norwegian Krone	1.1
Israeli Shekel	0.9
New Zealand Dollar	0.6
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Financials	21.0%
Consumer Staples	18.0
Utilities	15.7
Industrials	10.0
Communication Services	8.6
Real Estate	8.0
Health Care	7.6
Consumer Discretionary	4.7
Materials	4.0
Energy	1.2
Information Technology	1.2
Total	100.0%

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 82.2%
	Aerospace & Defense – 0.2%
589	Mercury Systems, Inc. (a)	$30,357
	Air Freight & Logistics – 0.3%
503	Atlas Air Worldwide Holdings, Inc. (a)	40,803
	Auto Components – 1.3%
3,793	Gentex Corp.	134,234
392	Lear Corp.	67,365
		201,599
	Banks – 2.5%
1,476	Associated Banc-Corp.	32,885
699	Bank OZK	31,224
1,332	Commerce Bancshares, Inc.	93,919
392	Cullen/Frost Bankers, Inc.	50,764
1,806	First Horizon Corp.	30,648
912	Prosperity Bancshares, Inc.	68,683
1,963	Umpqua Holdings Corp.	40,144
2,366	Valley National Bancorp	31,373
		379,640
	Biotechnology – 0.2%
150	United Therapeutics Corp. (a)	28,614
	Building Products – 1.9%
558	Carlisle Cos., Inc.	124,389
306	Lennox International, Inc.	91,580
453	Owens Corning	42,315
271	Trex Co., Inc. (a)	28,834
		287,118
	Capital Markets – 3.1%
179	Affiliated Managers Group, Inc.	30,051
311	Evercore, Inc., Class A	47,222
316	FactSet Research Systems, Inc.	140,269
1,001	Janus Henderson Group PLC	46,547
1,094	Jefferies Financial Group, Inc.	47,042
1,722	SEI Investments Co.	108,555
668	Stifel Financial Corp.	48,677
		468,363
	Chemicals – 2.7%
1,291	Ashland Global Holdings, Inc.	123,949
1,424	RPM International, Inc.	124,173
223	Scotts Miracle-Gro (The) Co.	33,106
3,628	Valvoline, Inc.	123,207
		404,435
	Commercial Services & Supplies – 2.4%
950	ABM Industries, Inc.	41,810
723	Clean Harbors, Inc. (a)	81,366
1,180	IAA, Inc. (a)	70,387
1,697	Stericycle, Inc. (a)	113,563
Shares	Description	Value

	Commercial Services & Supplies (Continued)
308	Tetra Tech, Inc.	$54,103
		361,229
	Communications Equipment – 1.2%
1,162	Ciena Corp. (a)	63,085
7,162	Viavi Solutions, Inc. (a)	110,295
		173,380
	Construction & Engineering – 1.2%
1,600	AECOM (a)	109,392
543	EMCOR Group, Inc.	65,969
		175,361
	Construction Materials – 0.3%
343	Eagle Materials, Inc.	50,888
	Consumer Finance – 0.2%
1,847	SLM Corp.	33,892
	Containers & Packaging – 1.4%
889	AptarGroup, Inc.	107,373
1,828	Sonoco Products Co.	105,933
		213,306
	Diversified Consumer Services – 2.1%
922	Grand Canyon Education, Inc. (a)	73,483
4,652	H&R Block, Inc.	107,322
1,900	Service Corp. International	130,131
		310,936
	Electric Utilities – 1.5%
1,131	IDACORP, Inc.	117,986
3,342	OGE Energy Corp.	113,862
		231,848
	Electrical Equipment – 1.5%
574	Hubbell, Inc.	114,439
1,627	nVent Electric PLC	57,677
376	Regal Rexnord Corp.	57,276
		229,392
	Electronic Equipment, Instruments & Components – 2.7%
971	Arrow Electronics, Inc. (a)	112,393
1,750	Avnet, Inc.	66,692
613	Cognex Corp.	53,693
907	Jabil, Inc.	54,384
238	Littelfuse, Inc.	70,103

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
483	TD SYNNEX Corp.	$50,715
		407,980
	Entertainment – 0.3%
729	World Wrestling Entertainment, Inc., Class A	44,535
	Food & Staples Retailing – 1.4%
531	BJ’s Wholesale Club Holdings, Inc. (a)	31,031
585	Casey’s General Stores, Inc.	112,051
1,199	Grocery Outlet Holding Corp. (a)	26,606
1,508	Sprouts Farmers Market, Inc. (a)	33,387
		203,075
	Food Products – 3.7%
4,983	Flowers Foods, Inc.	123,329
3,282	Hain Celestial Group (The), Inc. (a)	147,263
1,345	Ingredion, Inc.	128,084
1,060	Post Holdings, Inc. (a)	107,569
1,624	TreeHouse Foods, Inc. (a)	58,692
		564,937
	Gas Utilities – 1.4%
1,463	Southwest Gas Holdings, Inc.	101,313
2,562	UGI Corp.	111,216
		212,529
	Health Care Equipment & Supplies – 4.1%
446	CONMED Corp.	65,241
1,427	Envista Holdings Corp. (a)	55,796
1,500	Globus Medical, Inc., Class A (a)	115,755
489	Haemonetics Corp. (a)	33,599
607	ICU Medical, Inc. (a)	142,117
1,088	Integra LifeSciences Holdings Corp. (a)	72,308
269	Masimo Corp. (a)	76,272
1,155	NuVasive, Inc. (a)	61,631
		622,719
	Health Care Providers & Services – 2.9%
488	Acadia Healthcare Co., Inc. (a)	30,256
168	Amedisys, Inc. (a)	28,449
434	AMN Healthcare Services, Inc. (a)	42,836
250	Chemed Corp.	120,562
1,537	Encompass Health Corp.	97,692
269	LHC Group, Inc. (a)	36,205
158	Molina Healthcare, Inc. (a)	46,724
Shares	Description	Value

	Health Care Providers & Services (Continued)
1,101	Patterson Cos., Inc.	$34,417
		437,141
	Health Care Technology – 0.3%
2,730	Allscripts Healthcare Solutions, Inc. (a)	37,619
	Hotels, Restaurants & Leisure – 3.8%
982	Choice Hotels International, Inc.	138,089
512	Cracker Barrel Old Country Store, Inc.	68,183
832	Jack in the Box, Inc.	82,326
521	Papa John’s International, Inc.	64,646
744	Texas Roadhouse, Inc.	66,074
1,919	Wendy’s (The) Co.	42,794
1,353	Wyndham Hotels & Resorts, Inc.	114,288
		576,400
	Household Durables – 0.5%
328	Helen of Troy, Ltd. (a)	73,784
	Household Products – 0.5%
1,957	Energizer Holdings, Inc.	71,372
	Insurance – 5.6%
175	Alleghany Corp. (a)	113,992
680	American Financial Group, Inc.	92,507
2,053	Brown & Brown, Inc.	129,565
1,694	First American Financial Corp.	123,899
1,447	Kemper Corp.	91,856
169	Kinsale Capital Group, Inc.	31,628
4,522	Old Republic International Corp.	116,803
317	Reinsurance Group of America, Inc.	37,431
751	RenaissanceRe Holdings Ltd.	106,492
		844,173
	Interactive Media & Services – 0.5%
623	Ziff Davis, Inc. (a)	79,912
	IT Services – 2.1%
2,311	Genpact Ltd.	114,048
1,383	Maximus, Inc.	116,960
652	Perficient, Inc. (a)	80,587
		311,595
	Leisure Products – 0.9%
3,390	Mattel, Inc. (a)	73,936
557	Polaris, Inc.	64,027
		137,963

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 1.1%
88	Bio-Techne Corp.	$46,081
177	Medpace Holdings Inc. (a)	40,100
827	Syneos Health, Inc. (a)	77,192
		163,373
	Machinery – 6.3%
215	AGCO Corp.	26,275
684	Colfax Corp. (a)	35,308
458	Crane Co.	47,302
1,735	Donaldson Co., Inc.	104,117
802	Flowserve Corp.	26,963
1,521	Graco, Inc.	114,349
982	ITT, Inc.	92,377
856	Lincoln Electric Holdings, Inc.	121,895
231	Middleby (The) Corp. (a)	42,144
506	Nordson Corp.	128,630
356	Oshkosh Corp.	38,092
579	Timken (The) Co.	41,080
1,071	Toro (The) Co.	102,248
312	Woodward, Inc.	35,241
		956,021
	Media – 0.4%
1,052	New York Times (The) Co., Class A	57,429
	Metals & Mining – 1.2%
589	Compass Minerals International, Inc.	38,638
397	Reliance Steel & Aluminum Co.	58,026
823	Royal Gold, Inc.	81,493
		178,157
	Multi-Utilities – 0.8%
3,686	MDU Resources Group, Inc.	113,271
	Pharmaceuticals – 0.6%
443	Jazz Pharmaceuticals PLC (a)	58,937
602	Pacira BioSciences, Inc. (a)	31,472
		90,409
	Professional Services – 3.8%
350	ASGN, Inc. (a)	41,881
461	CACI International, Inc., Class A (a)	132,602
869	Exponent, Inc.	99,761
851	FTI Consulting, Inc. (a)	122,476
1,522	KBR, Inc.	64,594
543	ManpowerGroup, Inc.	52,481
724	Science Applications International Corp.	65,001
		578,796
Shares	Description	Value

	Real Estate Management & Development – 0.2%
123	Jones Lang LaSalle, Inc. (a)	$31,762
	Road & Rail – 2.8%
2,182	Knight-Swift Transportation Holdings, Inc.	123,697
700	Landstar System, Inc.	123,067
368	Ryder System, Inc.	31,262
2,490	Werner Enterprises, Inc.	112,847
341	XPO Logistics, Inc. (a)	29,258
		420,131
	Semiconductors & Semiconductor Equipment – 0.6%
408	Cirrus Logic, Inc. (a)	32,971
200	Silicon Laboratories, Inc. (a)	37,752
145	Universal Display Corp.	26,564
		97,287
	Software – 2.5%
399	Aspen Technology, Inc. (a)	62,520
2,464	CDK Global, Inc.	107,233
329	Ceridian HCM Holding, Inc. (a)	41,207
533	CommVault Systems, Inc. (a)	32,780
207	Consensus Cloud Solutions, Inc. (a)	13,109
115	Fair Isaac Corp. (a)	45,793
180	Manhattan Associates, Inc. (a)	32,677
2,544	Vonage Holdings Corp. (a)	41,009
		376,328
	Specialty Retail – 1.6%
503	AutoNation, Inc. (a)	60,923
301	Five Below, Inc. (a)	59,387
766	Murphy USA, Inc.	124,820
		245,130
	Technology Hardware, Storage & Peripherals – 0.2%
1,654	Xerox Holdings Corp.	29,441
	Textiles, Apparel & Luxury Goods – 1.4%
637	Carter’s, Inc.	62,757
851	Columbia Sportswear Co.	88,368
150	Deckers Outdoor Corp. (a)	59,297
		210,422
	Thrifts & Mortgage Finance – 1.4%
1,214	Essent Group Ltd.	58,272
3,230	MGIC Investment Corp.	52,197
1,191	Mr Cooper Group, Inc. (a)	52,213

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
3,395	New York Community Bancorp, Inc.	$42,200
		204,882
	Trading Companies & Distributors – 1.5%
1,287	MSC Industrial Direct Co., Inc., Class A	108,198
430	Watsco, Inc.	124,520
		232,718
	Water Utilities – 1.1%
2,433	Essential Utilities, Inc.	114,521
455	Middlesex Water Co.	50,105
		164,626
	Total Common Stocks	12,397,078
	(Cost $11,715,704)
REAL ESTATE INVESTMENT TRUSTS – 17.5%
	Equity Real Estate Investment Trusts – 17.2%
1,605	Agree Realty Corp.	114,051
2,349	American Campus Communities, Inc.	126,188
2,285	Brandywine Realty Trust	30,276
808	Camden Property Trust	131,785
791	CoreSite Realty Corp.	112,686
4,158	Corporate Office Properties Trust	112,765
1,571	Cousins Properties, Inc.	62,227
519	CyrusOne, Inc.	42,568
920	Douglas Emmett, Inc.	30,066
680	EastGroup Properties, Inc.	134,490
2,144	First Industrial Realty Trust, Inc.	124,845
3,955	Healthcare Realty Trust, Inc.	130,752
1,514	Highwoods Properties, Inc.	67,888
2,823	Independence Realty Trust, Inc.	66,708
936	Kilroy Realty Corp.	63,068
315	Lamar Advertising Co., Class A	35,658
8,900	Lexington Realty Trust	129,673
971	Life Storage, Inc.	129,930
5,899	Medical Properties Trust, Inc.	125,826
1,550	National Retail Properties, Inc.	70,308
2,102	National Storage Affiliates Trust	131,291
1,466	Omega Healthcare Investors, Inc.	43,042
6,481	Physicians Realty Trust	123,204
2,154	Rayonier, Inc.	80,409
1,951	Rexford Industrial Realty, Inc.	131,107
1,874	Sabra Health Care REIT, Inc.	26,517
421	SL Green Realty Corp.	29,499
2,340	Spirit Realty Capital, Inc.	114,496
2,122	STORE Capital Corp.	72,848
		2,594,171
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.3%
7,636	Two Harbors Investment Corp.	$49,023
	Total Real Estate Investment Trusts	2,643,194
	(Cost $2,358,556)
	Total Investments – 99.7%	15,040,272
	(Cost $14,074,260) (b)
	Net Other Assets and Liabilities – 0.3%	44,294
	Net Assets – 100.0%	$15,084,566

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,363,724 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $397,712. The net unrealized appreciation was $966,012.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,397,078	$ 12,397,078	$ —	$ —
Real Estate Investment Trusts*	2,643,194	2,643,194	—	—
Total Investments	$ 15,040,272	$ 15,040,272	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.